Sale of Vessels (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Apr. 30, 2012 Montreal (ex Hanjin Montreal)	Dec. 31, 2012 Montreal (ex Hanjin Montreal)	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Jan. 31, 2010 MSC Eagle	Dec. 31, 2009 MSC Eagle	Dec. 31, 2010 MSC Eagle	Jan. 22, 2010 MSC Eagle
Sale of Vessel
Net gain on sale		$ 0.8				$ 1.9
Net sale consideration			$ 5.6				$ 4.1
Life of disposed asset	28 years			30 years
Advance payment as security for the execution of the agreement, as percentage of sale consideration					50.00%